Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.1%
International Equity Funds - 30.4%
Transamerica Emerging Markets Opportunities (A)	9,504,047	$ 109,486,618
Transamerica International Equity (A)	4,948,985	103,928,690
Transamerica International Growth (A)	11,065,445	109,105,287
Transamerica International Small Cap Value (A)	2,610,468	41,924,112

		364,444,707

U.S. Alternative Fund - 5.3%
Transamerica BlackRock Global Real Estate Securities VP (A)	5,201,569	63,355,107

U.S. Equity Funds - 61.4%
Transamerica Janus Mid-Cap Growth VP (A)	1,027,600	43,200,321
Transamerica JPMorgan Enhanced Index VP (A)	4,602,671	113,732,009
Transamerica JPMorgan Mid Cap Value VP (A)	1,362,036	24,870,782
Transamerica Large Cap Value (A)	15,864,218	208,931,746
Transamerica Mid Cap Growth (A)	2,072,062	30,397,146
Transamerica Mid Cap Value Opportunities (A)	1,727,185	24,785,099
Transamerica Morgan Stanley Capital Growth VP (A)	2,995,796	94,307,665
Transamerica Small Cap Value (A)	5,078,566	64,091,499
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	3,075	2,158
Transamerica T. Rowe Price Small Cap VP (A)	1,348,758	24,682,275
Transamerica WMC US Growth VP (A)	2,544,858	107,240,326

		736,241,026

Total Investment Companies (Cost $1,002,377,413)		1,164,040,840

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury - 2.2%
U.S. Treasury Note 1.38%, 01/31/2022 (E)	$ 26,144,000	26,258,987

Total U.S. Government Obligation (Cost $26,255,502)		26,258,987

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 0.00% (F), dated 09/30/2021, to be repurchased at $11,726,216 on 10/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2022, and with a value of $11,960,835.

$ 11,726,216	$ 11,726,216

Total Repurchase Agreement (Cost $11,726,216)	11,726,216

Total Investments (Cost $1,040,359,131)	1,202,026,043
Net Other Assets (Liabilities) - (0.3)%	(3,851,881)

Net Assets - 100.0%	$ 1,198,174,162

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	325	12/14/2021	$25,586,902	$25,671,750	$84,848	$—
EURO STOXX 50® Index	641	12/17/2021	30,774,216	30,056,493	—	(717,723)
S&P 500® E-Mini Index	782	12/17/2021	175,100,900	168,042,025	—	(7,058,875)
S&P/TSX 60 Index	299	12/16/2021	58,045,658	56,471,482	—	(1,574,176)

Total					$84,848	$(9,350,774)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(609)	12/17/2021	$(24,697,359)	$(24,189,480)	$507,879	$—
E-Mini Russell 2000® Index	(248)	12/17/2021	(27,628,987)	(27,289,920)	339,067	—
MSCI EAFE Index	(214)	12/17/2021	(25,330,314)	(24,256,900)	1,073,414	—
MSCI Emerging Markets Index	(304)	12/17/2021	(19,189,883)	(18,933,120)	256,763	—

Total					$2,177,123	$—

Total Futures Contracts					$2,261,971	$(9,350,774)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,164,038,682	$—	$—	$1,164,038,682
U.S. Government Obligation	—	26,258,987	—	26,258,987
Repurchase Agreement	—	11,726,216	—	11,726,216

Total	$1,164,038,682	$37,985,203	$—	$1,202,023,885

Investment Companies Measured at Net Asset Value (D)				2,158

Total Investments				$1,202,026,043

Other Financial Instruments
Futures Contracts (H)	$2,261,971	$—	$—	$2,261,971

Total Other Financial Instruments	$2,261,971	$—	$—	$2,261,971

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(9,350,774)	$—	$—	$(9,350,774)

Total Other Financial Instruments	$(9,350,774)	$—	$—	$(9,350,774)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2021	Shares as of September 30, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$44,672,104	$32,415,079	$(18,887,000)	$2,591,339	$2,563,585	$63,355,107	5,201,569	$2,023,249	$—
Transamerica Emerging Markets Opportunities	105,328,972	5,647,100	—	—	(1,489,454)	109,486,618	9,504,047	—	—
Transamerica International Equity	117,708,540	—	(24,826,401)	5,487,402	5,559,149	103,928,690	4,948,985	—	—
Transamerica International Growth	145,769,135	—	(47,194,620)	12,762,639	(2,231,867)	109,105,287	11,065,445	—	—
Transamerica International Small Cap Value	29,455,819	9,619,000	—	—	2,849,293	41,924,112	2,610,468	—	—
Transamerica Janus Mid-Cap Growth VP	18,397,242	26,086,099	—	—	(1,283,020)	43,200,321	1,027,600	60,694	2,741,623
Transamerica JPMorgan Enhanced Index VP	57,675,366	64,033,858	(6,289,109)	1,488,300	(3,176,406)	113,732,009	4,602,671	872,092	10,066,016
Transamerica JPMorgan Mid Cap Value VP	2,513,497	21,773,447	—	—	583,838	24,870,782	1,362,036	174,322	331,873
Transamerica Large Cap Value	147,548,190	41,153,772	(9,003,600)	1,624,457	27,608,927	208,931,746	15,864,218	1,090,998	—
Transamerica Mid Cap Growth	34,743,368	7,242,800	(12,766,440)	3,034,804	(1,857,386)	30,397,146	2,072,062	—	—
Transamerica Mid Cap Value Opportunities	26,634,190	1,565,421	(8,144,900)	2,104,169	2,626,219	24,785,099	1,727,185	—	—
Transamerica Morgan Stanley Capital Growth VP	116,203,272	44,670,179	(46,702,988)	13,204,240	(33,067,038)	94,307,665	2,995,796	14,314,896	18,347,795
Transamerica Small Cap Value	99,102,840	—	(55,280,815)	18,677,164	1,592,310	64,091,499	5,078,566	—	—
Transamerica Small Company Growth Liquidating Trust	2,158	—	—	—	—	2,158	3,075	—	—
Transamerica T. Rowe Price Small Cap VP	34,911,559	13,501,879	(24,192,006)	8,564,200	(8,103,357)	24,682,275	1,348,758	83,441	1,171,818
Transamerica WMC US Growth VP	97,461,802	33,274,111	(20,041,185)	8,979,659	(12,434,061)	107,240,326	2,544,858	951,866	12,641,244

Total	$1,078,128,054	$300,982,745	$(273,329,064)	$78,518,373	$(20,259,268)	$1,164,040,840	71,957,339	$19,571,558	$45,300,369

(B)	Non-income producing security.
(C)	Restricted security. At September 30, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$30,750	$2,158	0.0	%(I)

(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $18,819,409.
(F)	Rate disclosed reflects the yield at September 30, 2021.
(G)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Transamerica Series Trust	Page 4

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5